Note 1 - Description Of Business And Summary Of Significant Accounting Policies (Details)	12 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Japan, Yen	Mar. 31, 2013 United States of America, Dollars	Oct. 01, 2012 Numerator [Member]	Oct. 01, 2012 Denominator [Member]	Mar. 31, 2013 Equipment [Member] Minimum [Member]	Mar. 31, 2013 Equipment [Member] Maximum [Member]	Mar. 31, 2013 Building [Member]	Mar. 31, 2013 Leasehold Improvements [Member] Minimum [Member]	Mar. 31, 2013 Leasehold Improvements [Member] Maximum [Member]	Mar. 31, 2013 Software and Software Development Costs [Member]	Mar. 31, 2013 Assets Held under Capital Leases [Member] Minimum [Member]	Mar. 31, 2013 Assets Held under Capital Leases [Member] Maximum [Member]	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]
Note 1 - Description Of Business And Summary Of Significant Accounting Policies (Details) [Line Items]
Percentage Of Voting Shares Owned By NTT Group	29.90%
Foreign Currency Exchange Rate, Translation		94.16	1
Systems Operation And Maintenance Contract Period														1 year	5 years
Property, Plant and Equipment, Useful Life						3 years	20 years	20 years	8 years	20 years	5 years	4 years	6 years
Finite-Lived Intangible Asset, Useful Life	15 years 219 days													6 years	19 years
Stockholders' Equity Note, Stock Split, Conversion Ratio				200	1
Number of Operating Segments	2